Income Taxes (Period Available to Offset Future Taxable Income in Each Tax Jurisdiction) (Detail) ¥ in Millions	Mar. 31, 2017 JPY (¥)
Operating Loss Carryforwards [Line Items]
Within 5 years	¥ 5,105
6 to 20 years	47,997
Indefinite periods	15,771
Total	¥ 68,873